Other Income (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Other Income [Abstract]
Summary of Other Income
	For the year ended March 31
Particulars	2018	2019	2020
Gain on disposal of an equity-accounted investee	—	—	700
Excess provision written back	96	167	363
Net gain on disposal of property, plant and equipment	—	53	—
Others	339	—	—
Total	435	220	1,063